Disclosures on the effects of fluctuations in foreign currency exchange rates (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency		US$
Liabilities held in foreign currencies	$ 2,549,679,000	$ 2,130,292,000
Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	776,812,000	555,663,000
Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,772,867,000	1,574,629,000
Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	298,822,000	23,585,000
Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	110,565,000	106,197,000
Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	183,411,000	175,361,000
Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	205,790,000	163,751,000
Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	17,874,000	47,412,000
Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	34,690,000	31,822,000
Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	126,899,000	194,624,000
Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,518,926,000	1,330,382,000
Trade payables due to related parties, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	475,000	9,000
Provisions for employee benefits, non-current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	16,387,000	20,085,000
Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	35,840,000	37,064,000
Up to 90 days [member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	478,587,000	461,834,000
Up to 90 days [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	40,111,000	12,865,000
Up to 90 days [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	109,745,000	74,970,000
Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	188,677,000	163,748,000
Up to 90 days [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	2,863,000	4,548,000
Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	124,230,000	185,618,000
Up to 90 days [member] | Trade payables due to related parties, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	475,000	0
Up to 90 days [member] | Provisions for employee benefits, non-current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	12,486	20,085,000
Later than three months and not later than one year [member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	298,225,000	93,829,000
Later than three months and not later than one year [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	258,711,000	10,720,000
Later than three months and not later than one year [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	820,000	31,227,000
Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	17,113,000	3,000
Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	15,011,000	42,864,000
Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	2,669,000	9,006,000
Later than three months and not later than one year [member] | Trade payables due to related parties, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	9,000
Later than three months and not later than one year [member] | Provisions for employee benefits, non-current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	3,901,000	0
Over 1 year to 2 [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	217,798,000	342,225,000
Over 1 year to 2 [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	69,048,000	63,534,000
Over 1 year to 2 [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	23,014,000	28,822,000
Over 1 year to 2 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	89,896,000	249,869,000
Over 1 year to 2 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	35,840,000	0
Over 2 years to 3 [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	42,503,000	126,339,000
Over 2 years to 3 [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	33,355,000
Over 2 years to 3 [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	167,000	3,000
Over 2 years to 3 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	42,336,000	80,903,000
Over 2 years to 3 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	9,081,000
Over 3 years to 4 [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	313,749,000	354,034,000
Over 3 years to 4 [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	56,040,000
Over 3 years to 4 [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 3 years to 4 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	313,749,000	297,994,000
Over 3 years to 4 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 4 to 5 years [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	129,554,000	0
Over 4 to 5 years [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	114,353,000	0
Over 4 to 5 years [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,452,000	0
Over 4 to 5 years [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	13,749,000	0
Over 4 to 5 years [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 5 years [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,069,263,000	752,031,000
Over 5 years [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	10,000	22,432,000
Over 5 years [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	10,057,000	0
Over 5 years [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,059,196,000	701,616,000
Over 5 years [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	27,983,000
United States of America, Dollars | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Liabilities held in foreign currencies	$ 278,970,000	16,935,000
United States of America, Dollars | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Liabilities held in foreign currencies	$ 110,470,000	$ 105,170,000
United States of America, Dollars | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD	USD
Liabilities held in foreign currencies	$ 183,411,000	$ 175,361,000
United States of America, Dollars | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Liabilities held in foreign currencies	$ 44,146,000	51,492,000
United States of America, Dollars | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Liabilities held in foreign currencies	$ 17,857,000	$ 41,612,000
United States of America, Dollars | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD	USD
Liabilities held in foreign currencies	$ 34,690,000	$ 31,822,000
United States of America, Dollars | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Liabilities held in foreign currencies	$ 117,290,000	$ 178,995,000
United States of America, Dollars | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD	USD
Liabilities held in foreign currencies	$ 1,106,988,000	$ 876,564,000
United States of America, Dollars | Trade payables due to related parties, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Liabilities held in foreign currencies	$ 475,000	9,000
United States of America, Dollars | Provisions for employee benefits, non-current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Liabilities held in foreign currencies	$ 16,387,000	$ 20,085,000
United States of America, Dollars | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD	USD
Liabilities held in foreign currencies	$ 34,884,000	$ 36,197,000
United States of America, Dollars | Up to 90 days [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	20,582,000	12,471,000
United States of America, Dollars | Up to 90 days [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	109,650,000	74,020,000
United States of America, Dollars | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	44,146,000	51,489,000
United States of America, Dollars | Up to 90 days [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	2,863,000	0
United States of America, Dollars | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	117,136,000	176,506,000
United States of America, Dollars | Up to 90 days [member] | Trade payables due to related parties, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	475,000	0
United States of America, Dollars | Up to 90 days [member] | Provisions for employee benefits, non-current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	12,486,000	20,085,000
United States of America, Dollars | Later than three months and not later than one year [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	258,388,000	4,464,000
United States of America, Dollars | Later than three months and not later than one year [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	820,000	31,150,000
United States of America, Dollars | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	3,000
United States of America, Dollars | Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	14,994,000	41,612,000
United States of America, Dollars | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	154,000	2,489,000
United States of America, Dollars | Later than three months and not later than one year [member] | Trade payables due to related parties, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	9,000
United States of America, Dollars | Later than three months and not later than one year [member] | Provisions for employee benefits, non-current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	3,901,000	0
United States of America, Dollars | Over 1 year to 2 [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	69,048,000	63,534,000
United States of America, Dollars | Over 1 year to 2 [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	23,014,000	28,822,000
United States of America, Dollars | Over 1 year to 2 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	89,896,000	249,869,000
United States of America, Dollars | Over 1 year to 2 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	34,884,000	0
United States of America, Dollars | Over 2 years to 3 [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	33,355
United States of America, Dollars | Over 2 years to 3 [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	167,000	3,000
United States of America, Dollars | Over 2 years to 3 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	42,336,000	80,903,000
United States of America, Dollars | Over 2 years to 3 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	9,081,000
United States of America, Dollars | Over 3 years to 4 [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	56,040,000
United States of America, Dollars | Over 3 years to 4 [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 3 years to 4 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	313,749,000	297,994,000
United States of America, Dollars | Over 3 years to 4 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 4 to 5 years [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	114,353,000	0
United States of America, Dollars | Over 4 to 5 years [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,452,000	0
United States of America, Dollars | Over 4 to 5 years [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	13,749,000	0
United States of America, Dollars | Over 4 to 5 years [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 5 years [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	10,000	22,432,000
United States of America, Dollars | Over 5 years [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	10,057,000	0
United States of America, Dollars | Over 5 years [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	647,258,000	247,798,000
United States of America, Dollars | Over 5 years [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	27,116,000
Unidad de Fomento (funds code) | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLF
Liabilities held in foreign currencies	$ 19,841,000	$ 6,598,000
Unidad de Fomento (funds code) | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLF	CLF
Liabilities held in foreign currencies	$ 411,938,000	$ 453,818,000
Unidad de Fomento (funds code) | Up to 90 days [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	19,518,000	342,000
Unidad de Fomento (funds code) | Later than three months and not later than one year [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	323,000	6,256,000
Unidad de Fomento (funds code) | Over 1 year to 2 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Unidad de Fomento (funds code) | Over 2 years to 3 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Unidad de Fomento (funds code) | Over 3 years to 4 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Unidad de Fomento (funds code) | Over 4 to 5 years [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Unidad de Fomento (funds code) | Over 5 years [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 411,938,000	453,818,000
Chile, Pesos | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Liabilities held in foreign currencies	$ 82,000	64,000
Chile, Pesos | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Liabilities held in foreign currencies	$ 90,811,000	69,789,000
Chile, Pesos | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Liabilities held in foreign currencies	$ 17,000	31,000
Chile, Pesos | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Liabilities held in foreign currencies	$ 8,408,000	$ 14,134,000
Chile, Pesos | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP	CLP
Liabilities held in foreign currencies	$ 519,000	$ 521,000
Chile, Pesos | Up to 90 days [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	82,000	0
Chile, Pesos | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	73,703,000	69,789,000
Chile, Pesos | Up to 90 days [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Chile, Pesos | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	5,969,000	7,703,000
Chile, Pesos | Later than three months and not later than one year [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	64,000
Chile, Pesos | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	17,108,000	0
Chile, Pesos | Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	17,000	31,000
Chile, Pesos | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	2,439,000	6,431,000
Chile, Pesos | Over 1 year to 2 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	519,000	0
Chile, Pesos | Over 2 years to 3 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Chile, Pesos | Over 3 years to 4 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Chile, Pesos | Over 4 to 5 years [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Chile, Pesos | Over 5 years [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	521,000
Brazil, Brazil Real | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Liabilities held in foreign currencies	$ 11,000	52,000
Brazil, Brazil Real | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Liabilities held in foreign currencies	$ 0	707,000
Brazil, Brazil Real | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Liabilities held in foreign currencies	$ 10,000	34,000
Brazil, Brazil Real | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Liabilities held in foreign currencies	$ 0	3,000
Brazil, Brazil Real | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Liabilities held in foreign currencies	$ 3,000	3,000
Brazil, Brazil Real | Up to 90 days [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	11,000	52,000
Brazil, Brazil Real | Up to 90 days [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	707,000
Brazil, Brazil Real | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	10,000	34,000
Brazil, Brazil Real | Up to 90 days [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Brazil, Brazil Real | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	3,000	3,000
Brazil, Brazil Real | Later than three months and not later than one year [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Brazil, Brazil Real | Later than three months and not later than one year [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Brazil, Brazil Real | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Brazil, Brazil Real | Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	3,000
Brazil, Brazil Real | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Thailand, Baht | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	THB
Liabilities held in foreign currencies	$ 53,000	65,000
Thailand, Baht | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	THB
Liabilities held in foreign currencies	$ 30,000	158,000
Thailand, Baht | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	53,000	65,000
Thailand, Baht | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	30,000	158,000
Thailand, Baht | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Thailand, Baht | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Euro Member Countries, Euro | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Liabilities held in foreign currencies	$ 6,000	243,000
Euro Member Countries, Euro | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Liabilities held in foreign currencies	$ 58,543,000	36,439,000
Euro Member Countries, Euro | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Liabilities held in foreign currencies	$ 0	5,548,000
Euro Member Countries, Euro | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Liabilities held in foreign currencies	$ 842,000	1,053,000
Euro Member Countries, Euro | Up to 90 days [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	6,000	243,000
Euro Member Countries, Euro | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	58,538,000	36,439,000
Euro Member Countries, Euro | Up to 90 days [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	4,548,000
Euro Member Countries, Euro | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	842,000	1,053,000
Euro Member Countries, Euro | Later than three months and not later than one year [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Euro Member Countries, Euro | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	5,000	0
Euro Member Countries, Euro | Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	1,000,000
Euro Member Countries, Euro | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
United Kingdom, Pounds | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	GBP
Liabilities held in foreign currencies	$ 17,000	0
United Kingdom, Pounds | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	17,000	0
United Kingdom, Pounds | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
India, Rupees | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	INR
Liabilities held in foreign currencies	$ 1,000	1,000
India, Rupees | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,000	1,000
India, Rupees | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Mexico, Pesos | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Liabilities held in foreign currencies	$ 5,122,000	7,000
Mexico, Pesos | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Liabilities held in foreign currencies	$ 0	9,000
Mexico, Pesos | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Liabilities held in foreign currencies	$ 193,000	$ 149,000
Mexico, Pesos | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN	MXN
Liabilities held in foreign currencies	$ 236,000	$ 175,000
Mexico, Pesos | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	5,122,000	7,000
Mexico, Pesos | Up to 90 days [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Mexico, Pesos | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	129,000	103,000
Mexico, Pesos | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Mexico, Pesos | Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	9,000
Mexico, Pesos | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	64,000	46,000
Mexico, Pesos | Over 1 year to 2 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	236,000	0
Mexico, Pesos | Over 2 years to 3 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Mexico, Pesos | Over 3 years to 4 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Mexico, Pesos | Over 4 to 5 years [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Mexico, Pesos | Over 5 years [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	175,000
Peru, Nuevos Soles | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	PEN
Liabilities held in foreign currencies	$ 5,000	0
Peru, Nuevos Soles | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	PEN
Liabilities held in foreign currencies	$ 70,000	70,000
Peru, Nuevos Soles | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	5,000	0
Peru, Nuevos Soles | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	70,000	70,000
Peru, Nuevos Soles | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Peru, Nuevos Soles | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Argentina, Pesos | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ARS
Liabilities held in foreign currencies	$ 7,000	13,000
Argentina, Pesos | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ARS
Liabilities held in foreign currencies	$ 0	4,082,000
Argentina, Pesos | Up to 90 days [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	7,000	0
Argentina, Pesos | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	4,082,000
Argentina, Pesos | Later than three months and not later than one year [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	13,000
Argentina, Pesos | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Japan, Yen | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	JPY
Liabilities held in foreign currencies	$ 33,000	$ 0
Japan, Yen | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	JPY	YEN
Liabilities held in foreign currencies	$ 201,000	$ 171,000
Japan, Yen | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	21,000	0
Japan, Yen | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	12,000	0
Japan, Yen | Over 1 year to 2 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	201,000	0
Japan, Yen | Over 2 years to 3 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Japan, Yen | Over 3 years to 4 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Japan, Yen | Over 4 to 5 years [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Japan, Yen | Over 5 years [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	171,000
China, Yuan Renminbi | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CNY
Liabilities held in foreign currencies	$ 0	8,000
China, Yuan Renminbi | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CNY
Liabilities held in foreign currencies	$ 0	51,000
China, Yuan Renminbi | Up to 90 days [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
China, Yuan Renminbi | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	11,000
China, Yuan Renminbi | Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	8,000
China, Yuan Renminbi | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	40,000
United Arab Emirates, Dirhams | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	AED
Liabilities held in foreign currencies	$ 188,000	0
United Arab Emirates, Dirhams | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	188,000	0
United Arab Emirates, Dirhams | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Colombia, Pesos | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	COP
Liabilities held in foreign currencies	$ 192,000	0
Colombia, Pesos | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	COP
Liabilities held in foreign currencies	$ 20,000	0
Colombia, Pesos | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	192,000	0
Colombia, Pesos | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	20,000	0
Colombia, Pesos | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Colombia, Pesos | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
South Africa, Rand | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ZAR
Liabilities held in foreign currencies	$ 2,260,000	1,842,000
South Africa, Rand | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ZAR
Liabilities held in foreign currencies	$ 0	201,000
South Africa, Rand | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ZAR
Liabilities held in foreign currencies	$ 10,000	11,000
South Africa, Rand | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	2,260,000	1,842,000
South Africa, Rand | Up to 90 days [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
South Africa, Rand | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	10,000	11,000
South Africa, Rand | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
South Africa, Rand | Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	201,000
South Africa, Rand | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Australia, Dollars | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	AUD
Liabilities held in foreign currencies	$ 4,442,000	0
Australia, Dollars | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	4,442,000	0
Australia, Dollars | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0